NOTE 3 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 3 – RELATED PARTY TRANSACTIONS

At December 31, 2011, the Company had a payable of $1,763 due to its related parties. The balance was related to the expenditures paid by the shareholders on behalf of the Company that are subject to reimbursements.

Currently, the Company is occupying space provided by a shareholder free of charge.